October 14, 2004

Securities and Exchange Commission
450 Fifth Street, N.W., Mail Stop 0505
Washington, D.C.  20549-5005


ATTN:    Ms. Patsy Mengiste

Document Control - EDGAR

RE:      AXP Stock Series, Inc.
              AXP Stock Fund
              Post -Effective Amendment No. 106
              File Nos. 2-11358 / 811-498

Dear Ms. Mengiste:

Registrant is filing Post-Effective Amendment No. 106 on Form N-1A pursuant to Rule 485(a)(1) for purposes of updating the prospectus, Statement of Additional Information (SAI) and Class I prospectus supplement to reflect changes to the Fund's investment strategies and the addition of new market timing disclosure.

Registrant requests selective review in accordance with SEC Release No. IC-13768 (Feb. 15, 1984). This selective review request is made because all sections of the prospectus, SAI and Class I prospectus supplement are identical or substantially similar to those found in prior filings by registrants in the same fund complex except for the Principal Investment Strategies and the Investment Manager sections, as well as the market timing disclosure under the exchanging/selling shares section of the prospectus. All other marked changes in this filing are non-material. Please note that the new market timing disclosure was previously called out for selective review in Post-Effective Amendment No. 49 filed on or about September 10, 2004 for AXP Discovery Series, Inc. (File Nos. 2-72174/811-3178). We receieved no comments regarding the new market timing disclosures at that time. Subsequently, Registrant filed Post-Effective Amendment No. 50 under Rule 485(b) on or about September 27, 2004, which included the new disclosure.

In addition to selective review, Registrant is also respectfully requesting acceleration of this Post-Effective Amendment to November 15, 2004 or earlier. We request acceleration in order to respond to comments, if any, incorporate changes and meet printing deadlines. Registrant intends to go effective with a subsequent Post-Effective Amendment filing under Rule 485(b) on or about November 29, 2004.

The prospectus, SAI and Class I prospectus supplement have been marked to show all changes from Registrant's Post-Effective Amendment No. 105 filed on or about November 25, 2003.

If you have any questions, please contact Christopher O. Petersen at (612) 671-4321 or Simone Pepper at (612) 671-2847.


Sincerely,


/s/ Leslie L. Ogg
----------------
    Leslie L. Ogg
    Vice President, General Counsel and Secretary